Events After the Reporting Period	12 Months Ended
Dec. 31, 2020
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Events After the Reporting Period
49	EVENTS AFTER THE REPORTING PERIOD
On March 12, 2021, the Company issued two series of corporate bonds with a total principal of RMB9 billion on the Shanghai Stock Exchange. The first series of corporate bonds with a total principal amount of RMB3 billion bears interest at the rate of 3.95% per annum and the principal of the bonds will mature and become repayable on March 12, 2031. Another series of corporate bonds with a total principal amount of RMB6 billion bears interest at the rate of 3.68% per annum and the principal of the bonds will mature and become repayable on March 12, 2027.
On March 29, 2021, the Group’s extraordinary general meeting approved the Proposal for the
Non-public
Issuance of A shares by China Eastern Airlines Corporation Limited, pursuant to which the Company will issue 2,494,930,875 A Shares to CEA Holding. It is expected that the proceeds to be raised will be not more than RMB10,828 million.